Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 1,798,917	$ 2,652,596
Allowance for credit loss	(922,243)	(1,003,799)
Accounts receivable, net	$ 876,674	$ 1,648,797